OTHER CURRENT AND NON-CURRENT ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other current assets	R$ 1,037,925	R$ 856,063
Other non-current assets	3,851,362	5,232,370
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	621,012	632,950
Derivative Transactions [Member]
IfrsStatementLineItems [Line Items]
Other current assets	494	152,967
Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Other current assets	76,026	201,436
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	14,732	9,770
Other current assets	493,924	327,403
Actuarial Asset [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	53,328	47,708
Loans With Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other current assets	4,147	5,315
Other non-current assets	2,137,882	1,903,028
Other Receivables From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets		1,792,579
Other current assets	1,831	1,831
Trading Security [Member]
IfrsStatementLineItems [Line Items]
Other current assets	2,598	2,947
Compulsory Loans From Eletrobras [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	3,787	51,012
Employees Debts [Member]
IfrsStatementLineItems [Line Items]
Other current assets	120,327	92,628
Receivables By Indemnity [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	779,827	790,914
Receivables Usiminas Shares [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	150,578
Other current assets	192,911
Other [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	90,216	4,409
Other current assets	R$ 145,667	R$ 71,536